Goodwill And Other Intangible Assets (Schedule Of Indefinite-Life Intangible Assets Not Subject To Amortization) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	$ 102,418	$ 102,587
Licenses [Member]
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	84,442	84,434
Orbital Slots [Member]
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	11,702	11,702
Trademarks and trade names [Member]
Indefinite-lived Intangible Assets [Line Items]
Gross carrying amount	$ 6,274	$ 6,451